Earnings Per Share - Basic (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Basic earnings per share
Weighted average number of outstanding ordinary shares in issue	865,770,498	857,038,725
Net income attributable to the Company	$ 15,928	$ 454,954
Basic earnings per share attributable to the Company (US$ per share)	$ 0.02	$ 0.53